Segment Information (Narrative) (FY) (Details) - segment1	6 Months Ended	12 Months Ended
	Jun. 28, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Number of operating segments	2	2
Number of segments reported	2	2